Note 15 - Income Taxes - Reconciliation of Income Taxes at Statutory Rates with the Reported Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Loss before income taxes	$ (17,289)	$ (8,277)
Tax rate	27.00%	27.00%
Expected tax recovery	$ (4,668)	$ (2,235)
Change in statutory rates and foreign exchange rates	(288)	35
Permanent differences	272	309
Share issuance costs	(153)	(993)
Change in unrecognized deductible temporary difference	4,837	2,884
Total income tax expense (recovery)